                                     UAM Funds
                                     Funds for the Informed Investor(SM)

Sterling Partners' Portfolios

Annual Report                                                   October 31, 2000


                                                              [LOGO OF UAM]
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UAM FUNDS                                         STERLING PARTNERS' PORTFOLIOS
                                                  OCTOBER 31, 2000
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ......................................................    1

Portfolios of Investments

     Balanced .............................................................    9

     Equity ...............................................................   14

     Small Cap Value ......................................................   17

Statements of Assets and Liabilities ......................................   21

Statements of Operations ..................................................   22

Statements of Changes in Net Assets

     Balanced .............................................................   23

     Equity ...............................................................   24

     Small Cap Value ......................................................   25

Financial Highlights

     Balanced .............................................................   26

     Equity ...............................................................   27

     Small Cap Value ......................................................   28

Notes to Financial Statements .............................................   29

Report of Independent Accountants .........................................   35
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UAM FUNDS                                          STERLING PARTNERS' PORTFOLIOS

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November 2000

Dear Shareholder:

Overview of Economic and Market Conditions

The past twelve months have been a time of transition; politically, economically and within the markets. As with most periods of transition the path from what was to what is to be has not been all that smooth. Even as we write to you, one week after the presidential election, it is not clear who our next president will be. (Perhaps it is appropriate that in a year when so many things have changed that one of the country's most visible decisions would remain undecided.)

The domestic economy has seen many changes throughout the past twelve months. As we ended 1999 and moved into the new millennium there was a great deal of apprehension about the Y2K computer bug and what that might mean for so many of our day to day activities. Fortunately it was among the biggest non-events in recent memory. It did, however, contribute to a massive amount of consumer and business spending in the fourth quarter of 1999 and the first quarter of 2000. The GDP for those two quarters was 8.3% and 4.6% respectively, two of our strongest growth quarters in years. This strength, in a period in which unemployment was already nearing the low point of a generation, was a primary reason that the Federal Reserve continued to push interest rates higher throughout the late winter and early spring. As spring gave way to summer, however, we began seeing signs of a transition in the economy to slower growth. Housing and consumer spending seemed to peak and business investment slowed down considerably. Although unemployment continued to hover at all time lows, the Fed decided to stop raising rates while maintaining a bias towards higher rates.

The economy's transition to a slower growth mode and the Fed's transition from a tightening mode to a neutral mode certainly contributed to a transition in the stock market. The true transition in the stock market, however, was a transition from wild speculation to an environment in which some of the old traditions (like earnings) once again matter. The last two months of 1999 and the first two months of 2000 were a nearly unprecedented time of speculation in anything related to technology. The NASDAQ soared, biotechs took off and newly minted dot-com companies came to market and reached capitalizations that dwarfed established "Old Economy" companies. The media was full of experts discussing the new paradigms where profits, and in some cases revenues, did not matter. Momentum investing was the only way to go.

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UAM FUNDS                                          STERLING PARTNERS' PORTFOLIOS

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Yet, beginning in March 2000 the market did transition away from this style and approach. At first it appeared to be a simple correction that was met with renewed buying, just another buying opportunity. This time, however, the economic background was different. As the economy slowed it became apparent that many of the growth rates assumed for even some of the premier, established technology companies were too high. The rates for some of the newer dot-com companies were more than too high, they were absurd. As a result investors have been pulling money out of almost every part of the technology sector and moving back into "value" stocks. This transition, which began in March, continues as we write this report.

We have also witnessed a shift in investor preferences from the mega-cap stocks into small and mid-sized companies. These companies have been overlooked for a couple of years despite excellent fundamentals. The recognition these companies are now receiving is part of the ongoing shift to value.

As we come to the close of 2000 we find ourselves in an environment where the economy has slowed but remains relatively strong. Inflation, with the exception of oil prices, remains contained. Interest rates have fallen from the peak reached in the spring and appear likely to remain stable for some time. The stock market has once again become "a market of stocks" where investors are rewarded for evaluating fundamentals rather than concepts. The political uncertainty remains and regardless of the eventual outcome is likely to be a point of concern for some time to come. Despite this uncertainty we see it as a generally favorable environment for investing.

Equity Commentary

At Sterling, we continue to believe a stock represents an ownership interest in a stream of free cash flows. The quality and durability of the business combined with the ability of management to properly utilize the cash generated will drive the fundamental results at the company. These fundamentals can then be used to assess a firm's intrinsic value. We also believe the stock price paid in relation to the intrinsic value is critical to improving the long-term odds of an investment working out satisfactorily. Since we believe stock prices ultimately reflect fundamental performance and intrinsic value of a business, we are comfortable managing our portfolios to key off these measures.

In the Sterling Partners' Equity Portfolio and Balanced Portfolios, exceptional gains in Allstate, Baxter and Nabisco reflected solid market positions in growing industries, strong free cash flow generation and shareholder minded management teams. Strong contributors to the Sterling Partners' Small Cap Value Portfolio include Dain Rauscher, Waddell & Reed, and White Mountains Insurance. All of these companies are part of the rising gains in the financial services sector, a segment of the market

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UAM FUNDS                                          STERLING PARTNERS' PORTFOLIOS

--------------------------------------------------------------------------------


that was depressed during 1999. These investments were successful as the market eventually recognized their unreasonably low valuations when measured against solid business fundamentals.

The Sterling Partners' Equity Portfolio returned 5.51% for the twelve months ended October 31, 2000. The benchmark S&P 500 Index returned 6.09% over the same period. The Sterling Partners' Small Cap Value Portfolio returned 17.77% compared with the benchmark Russell 2000 Index return of 17.41%. The top ten equity holdings and percentages of investments for the Sterling Partners' Equity and Small Cap Value Portfolios as of October 31st are as follows:

     Sterling Partners' Equity Portfolio
     Alltel Corporation       4.2%         First Data               3.0%
     American Intl. Group     4.0%         Tyco International       2.7%
     Allstate Corporation     3.8%         Praxair Inc.             2.7%
     Exelon Corporation       3.2%         USX-Marathon             2.7%
     JP Morgan                3.1%         Keycorp                  2.6%

     Sterling Partners' Small Cap Value Portfolio
     Cytec Industries         5.4%         Gaylord Entertainment    2.8%
     Pittston Brink's Group   4.5%         Haemonetics Corp.        2.8%
     Crane Co.                3.0%         Clarcor, Inc.            2.6%
     SPS Technologies         2.8%         Payless Shoesource       2.6%
     Brady Corp.              2.8%         Waddell & Reed           2.5%

Fixed Income Commentary

The economy is in a state of transition towards a slower pace of economic activity. After growing at rates in excess of 6% for the prior three-quarters, the nation's Gross Domestic Product has slowed to a more sustainable pace of growth at 2.7%. Improved productivity due to wider use of technology has helped keep inflation at manageable levels. Better fiscal management out of Washington over the last several years combined with relatively high tax rates and a strong economy has resulted in surplus receipts by our federal government. Beginning this year, these surpluses have made it possible for the Treasury Department to start paying down some of the outstanding Federal debt of our nation.

Interest rates rose by nearly a full 1% early this calendar year as the Fed was raising rates in response to the strong economic growth and a tight labor market. As the economy began to cool and the Treasury continued to use the surpluses to buy back bonds, the rates on treasury securities retraced their rise and have now reached levels below where they were this time last year. Interest rates on other forms of debt

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UAM FUNDS                                          STERLING PARTNERS' PORTFOLIOS

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however have not fallen to the same degree. Weaker corporate profits and fears of an economy that might slow too much has resulted in much wider incremental spreads for corporate bonds. Yield spreads on lower quality debt have widened to levels not seen since the last recession.

Over the course of the last eighteen months the Federal Reserve has maintained a tight rein over monetary policy. Beginning in the second half of last year and continuing into the second quarter of this year, the Fed raised the cost of overnight borrowings six times for a cumulative increase of 1.75%. Currently, the overnight Fed Funds rate stands at 6.5% and the Fed remains biased towards tightening further stating recently "the utilization of the pool of available workers remains at unusually high level and the increase in energy prices still harbors the possibility of raising inflation expectations". This ongoing vigilance by the Fed despite fairly wide spread evidence of slower economic activity should translate into lower levels of consumer demand and inflation in the months ahead.

With the increased level of volatility in the equity market, and the slower pace of economic activity, we are more constructive towards fixed income investments. The duration of our portfolio is equal to slightly longer than the benchmark of
5.4 years. It is our belief that the trend in interest rates will remain lower for the next few quarters. We are equally weighted between treasury securities and high quality corporate debt. Due to our belief of slower economic growth ahead, we have moved to raise the credit quality of the bonds in our portfolio.

During the last twelve months, the Sterling Partners Balanced Portfolio return has been 5.28%. The Balanced Index, consisting of 60% S&P 500 and 40% the Lehman Government/Corporate Index, returned 6.78% for the same period. The fixed income segment of the portfolio slightly outperformed the Lehman Government/Corporate Index with a return of 7.11% for the year. And again, the S&P 500 returned 6.09% over the same period.


Sincerely,


STERLING CAPITAL MANAGEMENT


All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

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UAM FUNDS                                          STERLING PARTNERS' PORTFOLIOS

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                        Definition of Comparative Indices
                        ---------------------------------

Balanced Index is a hypothetical combination of unmanaged indices, reflecting the portfolio's neutral mix of 60% stocks and 40% bonds (60% S&P 500 Index/40% Lehman Brothers Government/Corporate Index).

Lehman Government/Corporate Index is an unmanaged index of investment grade bonds, including U.S. government treasury bonds, corporate bonds and yankee bonds.

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

S&P 500 Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns,do not reflect any fees or expenses. If such fees and expenses were included in the index returns,the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                  STERLING PARTNERS' BALANCED PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

---------------------------------
   AVERAGE ANNUAL TOTAL RETURN*
FOR PERIOD ENDED OCTOBER 31, 2000
---------------------------------

                         Since
1 Year     5 Years     3/15/91*
---------------------------------
5.28%      10.80%        9.73%
---------------------------------

                                    [GRAPH]

              Sterling        S&P          Lehman         60/40

3/15/91        10,000        10,000        10,000        10,000
 Oct-91        10,453        10,913        10,906        10,919
 Oct-92        11,358        11,999        12,052        12,047
 Oct-93        12,747        13,784        13,698        13,787
 Oct-94        12,831        14,316        13,063        13,847
 Oct-95        14,657        18,097        15,174        16,932
 Oct-96        16,931        22,455        15,991        19,700
 Oct-97        20,755        29,663        17,400        24,142
 Oct-98        22,120        36,189        19,187        28,459
 Oct-99        23,253        45,479        19,061        32,625
 Oct-00        24,480        48,248        20,416        34,837


                         Periods Ended on October 31st

 * Beginning of operations. Index comparisons begin on 2/28/91.

** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

See definition of comparative indices on page 5.

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UAM FUNDS                                    STERLING PARTNERS' EQUITY PORTFOLIO

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Growth of a $10,000 Investment

---------------------------------
   AVERAGE ANNUAL TOTAL RETURN*
FOR PERIOD ENDED OCTOBER 31, 2000
---------------------------------

                         Since
1 Year     5 Years     5/15/91*
---------------------------------
5.51%      14.87%       12.90%
---------------------------------

                                    [GRAPH]

              Sterling         S&P

5/15/91        10,000        10,000
 Oct-91        10,351        10,630
 Oct-92        11,283        11,687
 Oct-93        13,027        13,426
 Oct-94        13,483        13,945
 Oct-95        15,723        17,627
 Oct-96        19,616        21,872
 Oct-97        25,983        28,893
 Oct-98        27,111        35,249
 Oct-99        29,806        44,298
 Oct-00        31,448        46,995


                         Periods Ended on October 31st

 * Beginning of operations. Index comparisons begin on 4/30/91.

** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

See definition of comparative indices on page 5.

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UAM FUNDS                                             STERLING PARTNERS'
                                                      SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

Growth of a $10,000 Investment

---------------------------------
   AVERAGE ANNUAL TOTAL RETURN*
FOR PERIOD ENDED OCTOBER 31, 2000
---------------------------------

                     Since
    1 Year          1/2/97*
---------------------------------
    17.77%           12.79%
---------------------------------

                                    [GRAPH]

                SmCap        Rus2000

2/12/97        10,000        10,000
 Oct-97        13,734        12,105
 Oct-98        12,350        10,671
 Oct-99        13,464        12,257
 Oct-00        15,586        14,391


                         Periods Ended on October 31st

 * Beginning of operations. Index comparisons begin on 12/31/96.

** If the adviser and/or portfolio service providers had not limited certain expenses, the portfolio's total return would have been lower.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

See definition of comparative indices on page 5.

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UAM FUNDS                                  STERLING PARTNERS' BALANCED PORTFOLIO
                                           OCTOBER 31, 2000
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 60.5%

                                                           Shares        Value
                                                         ----------   ----------
BANKS -- 8.0%
   Bank of America ...............................          8,090     $  388,826
   Bank One ......................................         18,200        664,300
   Citigroup .....................................          4,266        224,498
   First Union ...................................         22,275        675,211
   J.P. Morgan ...................................          6,470      1,070,785
   Keycorp .......................................         36,750        907,266
                                                                      ----------
                                                                       3,930,886
                                                                      ----------
BASIC RESOURCES -- 0.3%
   Rayonier ......................................          4,050        142,509
                                                                      ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.3%
   Comcast, Special Cl A* ........................         18,000        733,500
   Comcast, Cl A* ................................         10,000        401,250
                                                                      ----------
                                                                       1,134,750
                                                                      ----------
BUILDING & CONSTRUCTION -- 1.0%
   Sherwin-Williams ..............................         22,700        492,306
                                                                      ----------
COMPUTERS & SERVICES -- 4.3%
   Compaq Computer ...............................         13,525        411,295
   International Business Machines ...............          7,200        709,200
   Solectron* ....................................         16,550        728,200
   Unisys* .......................................         21,900        279,225
                                                                      ----------
                                                                       2,127,920
                                                                      ----------
CONSUMER DURABLE -- 1.6%
   Black & Decker ................................         13,675        514,522
   Fortune Brands ................................          8,575        252,427
                                                                      ----------
                                                                         766,949
                                                                      ----------
CONSUMER DISCRETIONARY -- 0.4%
   Energizer Holdings* ...........................         10,566        208,678
                                                                      ----------
CONTROLS -- 0.9%
   Honeywell International .......................          8,275        445,298
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                  STERLING PARTNERS' BALANCED PORTFOLIO
                                           OCTOBER 31, 2000
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COMMON STOCKS - continued

                                                          Shares         Value
                                                        ----------    ----------

ENERGY -- 9.0%
   Chevron .....................................           7,515      $  617,169
   Exxon Mobil .................................           9,129         814,193
   Praxair .....................................          25,050         933,112
   Royal Dutch Petroleum ADR ...................          11,125         660,547
   Schlumberger ................................           6,500         494,812
   USX-Marathon Group ..........................          34,150         928,453
                                                                      ----------
                                                                       4,448,286
                                                                      ----------
ENTERTAINMENT -- 0.9%
   Walt Disney .................................          12,850         460,191
                                                                      ----------
FINANCIAL SERVICES -- 6.8%
   Franklin Resources ..........................          19,950         854,658
   Freddie Mac .................................          13,800         828,000
   H&R Block ...................................          24,650         879,697
   Morgan Stanley Dean Witter ..................           9,850         791,078
                                                                      ----------
                                                                       3,353,433
                                                                      ----------
FOOD, BEVERAGE & TOBACCO -- 2.6%
   Philip Morris ...............................          14,325         524,653
   Ralston Purina Group ........................          31,175         755,994
                                                                      ----------
                                                                       1,280,647
                                                                      ----------
INSURANCE -- 5.1%
   Allstate ....................................          30,650       1,233,662
   American International Group ................          13,000       1,274,000
                                                                      ----------
                                                                       2,507,662
                                                                      ----------
MEDICAL PRODUCTS -- 1.2%
   Baxter International ........................           6,900         567,094
   Edwards Lifesciences* .......................           2,660          35,744
                                                                      ----------
                                                                         602,838
                                                                      ----------
METALS & MINING -- 1.6%
   Enron .......................................           9,750         800,109
                                                                      ----------
MISCELLANEOUS BUSINESS SERVICES -- 2.1%
   First Data ..................................          21,075       1,056,384
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                  STERLING PARTNERS' BALANCED PORTFOLIO
                                           OCTOBER 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                           Shares        Value
                                                         ----------   ----------


MISCELLANEOUS MANUFACTURING -- 1.9%
   Tyco International ............................         16,680    $   945,548
                                                                     -----------
PHARMACEUTICALS -- 1.8%
   Abbott Laboratories ...........................         17,100        903,094
                                                                     -----------
TELEPHONES & TELECOMMUNICATION -- 6.5%
   Alltell .......................................         21,200      1,366,075
   AT&T ..........................................          6,500        150,719
   SBC Communications ............................         12,760        736,092
   Verizon Communications ........................         11,600        670,625
   WorldCom* .....................................         12,950        307,563
                                                                     -----------
                                                                       3,231,074
                                                                     -----------
UTILITIES -- 2.2%
   Exelon ........................................         18,265      1,098,221
                                                                     -----------
   TOTAL COMMON STOCKS
      (Cost $26,485,680) .........................                    29,936,783
                                                                     -----------
 U.S. GOVERNMENT & AGENCY SECURITIES -- 22.2%

                                                          Face
                                                         Amount
                                                       ----------

FNMA -- 2.0%
   FNMA
      6.500%, 08/15/04 ...........................    $ 1,000,000        998,900
                                                                     -----------
MORTGAGE-BACKED SECURITIES -- 1.7%
   FHLMC, Gold Pool #C00255, Estimated
   Average Life 09/06 7.000%, 09/01/23 ...........        870,291        853,425
                                                                     -----------
U.S. TREASURY OBLIGATIONS -- 18.5%
   U.S. Treasury Bonds
      7.500%, 11/15/16 ...........................      2,000,000      2,303,540
   U.S. Treasury Notes
      6.750%, 05/15/05 ...........................      2,000,000      2,073,420
      6.625%, 05/15/07 ...........................        450,000        468,441
      6.500%, 10/15/06 ...........................      2,300,000      2,371,921
      5.625%, 05/15/08 ...........................      1,950,000      1,922,310
                                                                     -----------
                                                                       9,139,632
                                                                     -----------
   TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
      (Cost $10,772,528) .........................                    10,991,957
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                  STERLING PARTNERS' BALANCED PORTFOLIO
                                           OCTOBER 31, 2000
--------------------------------------------------------------------------------

CORPORATE BONDS - 12.4%

                                                       Face
                                                      Amount            Value
                                                    ----------        ----------

BANKS -- 3.9%
   Bank of America
      5.875%, 02/15/09 .....................        $1,000,000        $  898,750
   First Union
      7.550%, 08/18/05 .....................         1,000,000         1,005,000
                                                                      ----------
                                                                       1,903,750
                                                                      ----------
COMPUTERS & SERVICES -- 3.1%
   International Business Machines
      5.375%, 02/01/09 .....................         1,750,000         1,550,938
                                                                      ----------
FINANCIAL SERVICES -- 4.4%
   Ford Credit
      7.500%, 03/15/05 .....................         1,000,000         1,002,500
   General Electric Capital
      8.850%, 03/01/07 .....................         1,080,000         1,182,600
                                                                      ----------
                                                                       2,185,100
                                                                      ----------
RETAIL -- 1.0%
   Nike
      6.375%, 12/01/03 .....................           500,000           488,125
                                                                      ----------
   TOTAL CORPORATE BONDS
      (Cost $6,342,184) ....................                           6,127,913
                                                                      ----------


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  STERLING PARTNERS' BALANCED PORTFOLIO
                                           OCTOBER 31, 2000
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 8.9%


                                                                    Face
                                                                   Amount         Value
                                                                 ----------     ----------
REPURCHASE AGREEMENT -- 8.9%
  Chase Securities, Inc. 6.35%, dated 10/31/00,
     due 11/01/00 to be repurchased at $4,409,778,
     collateralized by $3,302,447 of various
     U.S. Treasury Obligations valued at
     $4,409,086 (Cost $4,409,000) ..........................    $  4,409,000   $  4,409,000
                                                                               ------------
  TOTAL INVESTMENTS -- 104.0% (Cost $48,009,392) (a) .......                     51,465,653
                                                                               ------------
  OTHER ASSETS AND LIABILITIES, NET -- (4.0%) ..............                     (1,962,346)
                                                                               ------------
  TOTAL NET ASSETS -- 100.0% ...............................                   $ 49,503,307
                                                                               ============


  * Non-Income Producing Security
ADR American Depositary Receipt
 Cl Class
(a) The cost for federal income tax purposes was $48,182,261. At October 31, 2000, net unrealized appreciation for all securities based on tax cost was $3,283,392. This consisted of aggregate gross unrealized appreciation for all securities of $4,439,474, and gross unrealized depreciation for all securities of $1,156,082.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    STERLING PARTNERS' EQUITY PORTFOLIO
                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 93.2%

                                                          Shares         Value
                                                        ----------    ----------
BANKS -- 12.0%
   Bank of America ...............................          3,325     $  159,808
   Bank One ......................................          7,525        274,662
   Citigroup .....................................          1,900         99,987
   First Union ...................................          9,250        280,391
   J.P. Morgan ...................................          2,675        442,712
   Keycorp .......................................         15,190        375,003
                                                                      ----------
                                                                       1,632,563
                                                                      ----------
BASIC RESOURCES -- 0.5%
   Rayonier ......................................          1,825         64,217
                                                                      ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.5%
   Comcast, Special Cl A* ........................          7,700        313,775
   Comcast, Cl A* ................................          4,075        163,509
                                                                      ----------
                                                                         477,284
                                                                      ----------
BUILDING & CONSTRUCTION -- 1.5%
   Sherwin-Williams ..............................          9,450        204,947
                                                                      ----------
COMPUTERS & SERVICES -- 6.7%
   Compaq Computer ...............................          5,800        176,378
   International Business Machines ...............          2,975        293,037
   Solectron* ....................................          7,250        319,000
   Unisys* .......................................          9,700        123,675
                                                                      ----------
                                                                         912,090
                                                                      ----------
CONSUMER DURABLE -- 2.3%
   Black & Decker ................................          5,675        213,522
   Fortune Brands ................................          3,525        103,767
                                                                      ----------
                                                                         317,289
                                                                      ----------
CONSUMER DISCRETIONARY -- 0.6%
   Energizer Holdings* ...........................          4,291         84,747
                                                                      ----------
CONTROLS -- 1.4%
   Honeywell International .......................          3,475        186,998
                                                                      ----------
ENERGY -- 13.7%
   Chevron .......................................          3,093        254,013
   Exxon Mobil ...................................          3,782        337,307


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    STERLING PARTNERS' EQUITY PORTFOLIO
                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares          Value
                                                       ----------     ----------

   Praxair .....................................          10,375      $  386,469
   Royal Dutch Petroleum ADR ...................           4,600         273,125
   Schlumberger ................................           2,900         220,763
   USX-Marathon Group ..........................          14,150         384,703
                                                                      ----------
                                                                       1,856,380
                                                                      ----------
ENTERTAINMENT -- 1.4%
   Walt Disney .................................           5,300         189,806
                                                                      ----------
FINANCIAL SERVICES -- 10.4%
   Franklin Resources ..........................           8,300         355,572
   Freddie Mac .................................           5,725         343,500
   H&R Block ...................................          10,200         364,013
   Morgan Stanley Dean Witter ..................           4,350         349,359
                                                                      ----------
                                                                       1,412,444
                                                                      ----------
FOOD, BEVERAGE & TOBACCO -- 3.9%
   Philip Morris ...............................           5,948         217,846
   Ralston Purina Group ........................          12,875         312,219
                                                                      ----------
                                                                         530,065
                                                                      ----------
INSURANCE -- 8.2%
   Allstate ....................................          13,625         548,406
   American International Group ................           5,800         568,400
                                                                      ----------
                                                                       1,116,806
                                                                      ----------
MEDICAL PRODUCTS -- 2.0%
   Baxter International ........................           3,075         252,727
   Edwards Lifesciences* .......................           1,195          16,058
                                                                      ----------
                                                                         268,785
                                                                      ----------
METALS & MINING -- 2.6%
   Enron .......................................           4,300         352,869
                                                                      ----------
MISCELLANEOUS BUSINESS SERVICES -- 3.2%
   First Data ..................................           8,675         434,834
                                                                      ----------
MISCELLANEOUS MANUFACTURING -- 2.9%
   Tyco International ..........................           6,875         389,727
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    STERLING PARTNERS' EQUITY PORTFOLIO
                                             OCTOBER 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS - continued


                                                                                 Shares          Value
                                                                               ----------     ----------
PHARMACEUTICALS -- 2.7%
   Abbott Laboratories .................................................           7,025     $    371,008
                                                                                             ------------
TELEPHONES & TELECOMMUNICATION -- 10.3%
   Alltel ..............................................................           9,300          599,269
   AT&T ................................................................           2,875           66,664
   SBC Communications ..................................................           5,250          302,859
   Verizon Communications ..............................................           5,175          299,180
   WorldCom* ...........................................................           5,875          139,531
                                                                                             ------------
                                                                                                1,407,503
                                                                                             ------------
UTILITIES -- 3.4%
   Exelon ..............................................................           7,609          457,514
                                                                                             ------------
   TOTAL COMMON STOCKS (Cost $11,151,463) ..............................                       12,667,876
                                                                                             ------------
 SHORT-TERM INVESTMENT -- 11.9%


                                                                                Face
                                                                               Amount
                                                                             ----------
Repurchase Agreement-- 11.9%
   Chase Securities, Inc. 6.35%, dated 10/31/00, due 11/01/00 to be repurchased at $1,609,284, collateralized by $1,205,180 of various U.S. Treasury Obligations valued at $1,609,031
      (Cost $1,609,000) ................................................    $  1,609,000        1,609,000
                                                                                             ------------
   TOTAL INVESTMENTS -- 105.1%  (Cost $12,760,463) (a) .................                       14,276,876
                                                                                             ------------
   OTHER ASSETS AND LIABILITIES, NET -- (5.1%) .........................                         (690,414)
                                                                                             ------------
   TOTAL NET ASSETS -- 100.0% ..........................................                     $ 13,586,462
                                                                                             ============


  * Non-Income Producing Security
ADR American Depositary Receipt
 Cl Class
(a) The cost for federal income tax purposes was $12,763,880. At October 31, 2000, net unrealized appreciation for all securities based on tax cost was $1,512,996. This consisted of aggregate gross unrealized appreciation for all securities of $1,913,176, and gross unrealized depreciation for all securities of $400,180.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              STERLING PARTNERS'
                                                       SMALL CAP VALUE PORTFOLIO
                                                       OCTOBER 31, 2000
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 94.1%

                                                          Shares         Value
                                                        ----------    ----------
BANKS -- 5.3%
   Commercial Federal ............................         47,625     $  833,437
   Oceanfirst Financial ..........................         52,800      1,102,200
   Pacific Century Financial .....................        101,100      1,282,706
                                                                      ----------
                                                                       3,218,343
                                                                      ----------
BASIC RESOURCES -- 1.2%
   Rayonier ......................................         21,525        757,411
                                                                      ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.9%
   Hollinger International .......................         93,699      1,446,478
   True North Communications .....................         30,825      1,161,717
   Valuevision International* ....................         47,800        967,950
                                                                      ----------
                                                                       3,576,145
                                                                      ----------
BUILDING & CONSTRUCTION -- 1.0%
   Texas Industries ..............................         26,450        616,616
                                                                      ----------
CHEMICALS -- 7.2%
   Cytec Industries* .............................         95,700      3,313,612
   Millenium Chemicals ...........................         67,600      1,090,050
                                                                      ----------
                                                                       4,403,662
                                                                      ----------
CONSUMER DISCRETIONARY -- 1.8%
   Bell & Howell* ................................         41,550        789,450
   Tredegar ......................................         15,050        286,891
                                                                      ----------
                                                                       1,076,341
                                                                      ----------
CONSUMER DURABLES -- 0.6%
   National R.V. Holdings* .......................         37,250        349,219
                                                                      ----------
CONSUMER NON-DURABLES -- 2.0%
   Ralcorp Holdings* .............................         88,525      1,244,883
                                                                      ----------
PHARMACEUTICALS -- 1.0%
   Perrigo* ......................................         87,800        581,675
                                                                      ----------
ENTERTAINMENT & LEISURE TIME -- 2.8%
   Gaylord Entertainment .........................         71,700      1,702,875
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              STERLING PARTNERS'
                                                       SMALL CAP VALUE PORTFOLIO
                                                       OCTOBER 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares          Value
                                                       ----------     ----------

FINANCIAL SERVICES -- 3.5%
   John Nuveen .................................          12,975      $  619,556
   Waddell & Reed Financial, Cl A ..............          48,347       1,541,061
                                                                      ----------
                                                                       2,160,617
                                                                      ----------
GAS UTILITIES -- 3.2%
   Peoples Energy ..............................          21,625         743,359
   Piedmont Natural Gas ........................          38,600       1,177,300
                                                                      ----------
                                                                       1,920,659
                                                                      ----------
INDUSTRIAL -- 2.0%
   Donaldson ...................................          54,900       1,242,112
                                                                      ----------
INSURANCE -- 3.9%
   Alleghany* ..................................           5,100         980,156
   Stewart Information Services ................          43,100         678,825
   White Mountains Insurance Group .............           2,625         690,375
                                                                      ----------
                                                                       2,349,356
                                                                      ----------
MACHINERY -- 3.0%
   Crane .......................................          69,300       1,814,794
                                                                      ----------
MEDICAL PRODUCTS & SERVICES -- 8.3%
   Arrow International .........................          25,325       1,016,166
   Haemonetics* ................................          72,200       1,696,700
   Mentor ......................................          48,225         849,966
   Owens & Minor ...............................         100,800       1,524,600
                                                                      ----------
                                                                       5,087,432
                                                                      ----------
MISCELLANEOUS BUSINESS SERVICES -- 7.6%
   Avatar Holdings* ............................          75,850       1,441,150
   Brady, Cl A .................................          55,155       1,709,805
   Insurance Auto Auctions* ....................          51,700         620,400
   Progress Software* ..........................          52,425         828,970
                                                                      ----------
                                                                       4,600,325
                                                                      ----------
PETROLEUM & FUEL PRODUCTS -- 1.3%
   Varco International* ........................          45,713         788,549
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              STERLING PARTNERS'
                                                       SMALL CAP VALUE PORTFOLIO
                                                       OCTOBER 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares          Value
                                                       ----------     ----------

PRODUCER DURABLES -- 6.5%
   Clarcor ...................................           83,545       $1,597,798
   SPS Technologies* .........................           33,425        1,725,566
   Tennant ...................................           15,075          655,763
                                                                      ----------
                                                                       3,979,127
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS -- 4.5%
   BRE Properties, Cl A ......................           44,025        1,392,291
   First Industrial Realty Trust .............           43,100        1,330,713
                                                                      ----------
                                                                       2,723,004
                                                                      ----------
RETAIL -- 2.6%
   Payless Shoesource* .......................           27,575        1,597,627
                                                                      ----------
SERVICES -- 9.4%
   Galileo International .....................           77,400        1,528,650
   Pittston Brink's Group ....................          174,850        2,775,744
   Wallace Computer Services .................           98,500        1,428,250
                                                                      ----------
                                                                       5,732,644
                                                                      ----------
TELECOMMUNICATIONS -- 4.3%
   Davox* ....................................           64,475          628,631
   Harmonic* .................................           32,400          469,800
   Microcell Telecommunications* .............           54,200        1,509,978
                                                                      ----------
                                                                       2,608,409
                                                                      ----------
TESTING LABORATORIES -- 1.3%
   Core Laboratories N.V.* ...................           37,675          812,367
                                                                      ----------
TEXTILES & APPAREL -- 1.6%
   Nautica Enterprises* ......................           79,500          988,781
                                                                      ----------
TRANSPORTATION -- 2.3%
   Arnold Industries .........................           79,490        1,396,043
                                                                      ----------
   TOTAL COMMON STOCKS
      (Cost $56,975,775) .....................                        57,329,016
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              STERLING PARTNERS'
                                                       SMALL CAP VALUE PORTFOLIO
                                                       OCTOBER 31, 2000
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 6.7%

                                                         Face
                                                        Amount        Value
                                                      ----------    ---------
REPURCHASE AGREEMENT -- 6.7%
   Chase Securities, Inc. 6.35%, dated 10/31/00,
      due 11/01/00 to be repurchased at $4,065,717,
      collateralized by $3,044,783 of various
      U.S. Treasury Obligations valued at
      $4,065,080 (Cost $4,065,000) ................  $  4,065,000  $  4,065,000
                                                                   ------------
TOTAL INVESTMENTS -- 100.8% (Cost $61,040,775) (a)                   61,394,016
                                                                   ------------
OTHER ASSETS AND LIABILITIES, NET -- (0.8%) .......                    (475,687)
                                                                   ------------
TOTAL NET ASSETS -- 100.0% ........................                $ 60,918,329
                                                                   ============

  *  Non-Income Producing Security
 Cl  Class
(a) The cost for federal income tax purposes was $61,401,462. At October 31, 2000, net unrealized depreciation for all securities based on tax cost was $7,446. This consisted of aggregate gross unrealized appreciation for all securities of $5,222,897, and gross unrealized depreciation for all securities of $5,230,343.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                          STERLING PARTNERS' PORTFOLIOS
                                                   OCTOBER 31, 2000
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                               Sterling
                                                               Sterling        Sterling        Partners'
                                                               Partners'       Partners'       Small Cap
                                                               Balanced         Equity           Value
                                                               Portfolio       Portfolio       Portfolio
                                                              -----------     -----------     -----------
Assets
Investments, at Cost ......................................   $43,600,392     $11,151,463     $56,975,775
                                                              ===========     ===========     ===========

Investments, at Value -- Note A ...........................   $47,056,653     $12,667,876     $57,329,016
Repurchase Agreement, at Value (Cost $4,409,000,
  $1,609,000 and $4,065,000, respectively) ................     4,409,000       1,609,000       4,065,000
Cash ......................................................           101             957             243
Dividends, Reclaims and Interest Receivable ...............       338,406          13,418           9,320
Receivable for Portfolio Shares Sold ......................           520          48,888          19,851
Receivable for Investment Securities Sold .................            --       2,527,472          39,248
Receivable due from Investment Advisor -- Note B ..........            --           2,185              --
Other Assets ..............................................         4,674           7,894           8,336
                                                              -----------     -----------     -----------
   Total Assets ...........................................    51,809,354      16,877,690      61,471,014
                                                              -----------     -----------     -----------
Liabilities
Payable for Investment Securities Purchased ...............     2,168,002         760,206         267,816
Payable for Portfolio Shares Redeemed .....................        62,373       2,492,307         223,583
Payable for Investment Advisory Fees -- Note B ............        26,674              --          24,844
Payable for Administrative Fees -- Note C .................        12,842           9,372          12,902
Payable for Custodian Fees -- Note D ......................         3,250           2,750           3,250
Payable for Directors' Fees -- Note F .....................           850             850             850
Other Liabilities .........................................        32,056          25,743          19,440
                                                              -----------     -----------     -----------
   Total Liabilities ......................................     2,306,047       3,291,228         552,685
                                                              -----------     -----------     -----------
Net Assets ................................................   $49,503,307     $13,586,462     $60,918,329
                                                              ===========     ===========     ===========

Net Assets Consist of:
Paid in Capital ...........................................    45,073,043       8,662,400      54,074,781
Net Investment Income (Loss) ..............................       133,451              --              --
Accumulated Net Realized Gain .............................       840,552       3,407,649       6,490,307
Unrealized Appreciation ...................................     3,456,261       1,516,413         353,241
                                                              -----------     -----------     -----------
Net Assets ................................................   $49,503,307     $13,586,462     $60,918,329
                                                              ===========     ===========     ===========

Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value)
   (Authorized 25,000,000) ................................     4,404,462         909,465       4,158,977
Net Asset Value, Offering and Redemption
   Price Per Share ........................................        $11.24          $14.94          $14.65
                                                                   ======          ======          ======


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    STERLING PARTNERS' PORTFOLIOS
                                             FOR THE YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------


STATEMENTS OF OPERATIONS


                                                                                               Sterling
                                                               Sterling        Sterling        Partners'
                                                               Partners'       Partners'       Small Cap
                                                               Balanced         Equity           Value
                                                               Portfolio       Portfolio       Portfolio
                                                              -----------     -----------     -----------
Investment Income
Dividends .................................................   $   634,660     $   570,784     $   674,750
Interest ..................................................     1,385,203          76,176         148,889
Less: Foreign Taxes Withheld ..............................        (2,051)         (4,563)             --
                                                              -----------     -----------     -----------
   Total Income ...........................................     2,017,812         642,397         823,639
                                                              -----------     -----------     -----------
Expenses
Investment Advisory Fees -- Note B ........................       385,483         205,932         492,459
Administrative Fees -- Note C .............................       132,111         108,363         127,626
Shareholder Servicing Fees-- Note G .......................        66,352          12,549          23,697
Custodian Fees -- Note D ..................................         9,316           7,182           9,952
Registration and Filing Fees ..............................        18,965          13,458          13,063
Audit Fees ................................................        16,396          16,311          13,447
Legal Fees ................................................         2,889           1,449           2,494
Printing Fees .............................................        16,898          14,516          14,297
Directors' Fees -- Note F .................................         3,940           3,531           4,094
Other Expenses ............................................        16,451           9,781          14,195
Investment Advisory Fees Waived -- Note B .................       (90,953)       (117,435)        (96,912)
                                                              -----------     -----------     -----------
   Net Expenses Before Expense Offset .....................       577,848         275,637         618,412

Expense Offset -- Note A ..................................        (7,028)         (3,623)         (2,584)
                                                              -----------     -----------     -----------
   Net Expenses After Expense Offset ......................       570,820         272,014         615,828
                                                              -----------     -----------     -----------
Net Investment Income .....................................     1,446,992         370,383         207,811
                                                              -----------     -----------     -----------
Net Realized Gain on Investments ..........................       876,599       3,418,526       6,583,617
Net Change in Unrealized Appreciation
   (Depreciation) on Investments ..........................      (503,074)     (4,018,063)        942,886
                                                              -----------     -----------     -----------
Net Gain (Loss) on Investments ............................       373,525        (599,537)      7,526,503
                                                              -----------     -----------     -----------
Net Increase (Decrease) in Net Assets Resulting
   from Operations ........................................   $ 1,820,517     $  (229,154)    $ 7,734,314
                                                              ===========     ===========     ===========


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  STERLING PARTNERS' BALANCED PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                                    Year             Year
                                                                                    Ended            Ended
                                                                                 October 31,      October 31,
                                                                                    2000             1999
                                                                                -------------    -------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ...................................................    $  1,446,992     $  1,894,415
   Net Realized Gain .......................................................         876,599        5,360,457
   Net Change in Unrealized Appreciation (Depreciation) ....................        (503,074)      (2,717,082)
                                                                                ------------     ------------
   Net Increase in Net Assets Resulting
     from Operations .......................................................       1,820,517        4,537,790
                                                                                ------------     ------------
Distributions:
   Net Investment Income ...................................................      (1,581,395)      (1,824,943)
   Net Realized Gain .......................................................      (5,390,010)      (5,953,083)
                                                                                ------------     ------------
   Total Distributions .....................................................      (6,971,405)      (7,778,026)
                                                                                ------------     ------------
Capital Share Transactions: (1)
   Issued ..................................................................      12,807,305        8,333,771
   In Lieu of Cash Distributions ...........................................       6,665,612        7,329,851
   Redeemed ................................................................     (26,723,970)     (29,062,420)
                                                                                ------------     ------------
   Net Decrease from Capital Share Transactions ............................      (7,251,053)     (13,398,798)
                                                                                ------------     ------------
     Total Decrease ........................................................     (12,401,941)     (16,639,034)

Net Assets:
   Beginning of Period .....................................................      61,905,248       78,544,282
                                                                                ------------     ------------
   End of Period (including undistributed net investment income of
      $133,451 and $265,791, respectively) .................................    $ 49,503,307     $ 61,905,248
                                                                                ============     ============
(1) Shares Issued and Redeemed:
   Issued ..................................................................       1,208,129          675,331
   In Lieu of Cash Distributions ...........................................         622,229          612,615
   Redeemed ................................................................      (2,527,296)      (2,319,352)
                                                                                ------------     ------------
   Net Decrease in Shares Outstanding ......................................        (696,938)      (1,031,406)
                                                                                ============     ============


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    STERLING PARTNERS' EQUITY PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                                    Year             Year
                                                                                    Ended            Ended
                                                                                 October 31,      October 31,
                                                                                    2000             1999
                                                                                -------------    -------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ...................................................    $    370,383     $    598,407
   Net Realized Gain .......................................................       3,418,526        4,904,065
   Net Change in Unrealized Appreciation (Depreciation) ....................      (4,018,063)        (780,941)
                                                                                ------------     ------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations .......................................................        (229,154)       4,721,531
                                                                                ------------     ------------
Distributions:
   Net Investment Income ...................................................        (490,538)        (520,283)
   In Excess of Net Investment Income ......................................          (9,402)              --
   Net Realized Gain .......................................................      (4,894,702)      (5,019,872)
                                                                                ------------     ------------
   Total Distributions .....................................................      (5,394,642)      (5,540,155)
                                                                                ------------     ------------
Capital Share Transactions: (1)
   Issued ..................................................................       4,766,644        8,250,324
   In Lieu of Cash Distributions ...........................................       4,340,620        4,752,356
   Redeemed ................................................................     (31,755,399)     (21,474,936)
                                                                                ------------     ------------
   Net Decrease from Capital Share Transactions ............................     (22,648,135)      (8,472,256)
                                                                                ------------     ------------
     Total Decrease ........................................................     (28,271,931)      (9,290,880)

Net Assets:
   Beginning of Period .....................................................      41,858,393       51,149,273
                                                                                ------------     ------------
   End of Period (including undistributed net investment income (loss)
     of $0 and $120,152, respectively) .....................................    $ 13,586,462     $ 41,858,393
                                                                                ============     ============
(1) Shares Issued and Redeemed:
   Issued ..................................................................         337,876          479,535
   In Lieu of Cash Distributions ...........................................         312,377          310,846
   Redeemed ................................................................      (2,290,484)      (1,284,402)
                                                                                ------------     ------------
   Net Decrease in Shares Outstanding ......................................      (1,640,231)        (494,021)
                                                                                ============     ============


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              STERLING PARTNERS'
                                                       SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                                    Year             Year
                                                                                    Ended            Ended
                                                                                 October 31,      October 31,
                                                                                    2000             1999
                                                                                -------------    -------------
Increase (Decrease) in Net Assets
Operations:
   Net Investment Income ...................................................    $    207,811     $     91,023
   Net Realized Gain .......................................................       6,583,617        1,241,489
   Net Change in Unrealized Appreciation (Depreciation) ....................         942,886        2,026,862
                                                                                ------------     ------------
   Net Increase in Net Assets Resulting
     from Operations .......................................................       7,734,314        3,359,374
                                                                                ------------     ------------
Distributions:
   Net Investment Income ...................................................        (231,623)         (67,211)
   In Excess of Net Investment Income ......................................         (13,418)              --
   Net Realized Gain .......................................................      (1,307,422)        (301,570)
                                                                                ------------     ------------
   Total Distributions .....................................................      (1,552,463)        (368,781)
                                                                                ------------     ------------
Capital Share Transactions: (1)
   Issued ..................................................................      30,009,093       15,560,264
   In Lieu of Cash Distributions ...........................................       1,480,109          352,454
   Redeemed ................................................................     (20,855,390)     (10,031,990)
                                                                                ------------     ------------
   Net Increase from Capital Share Transactions ............................      10,633,812        5,880,728
                                                                                ------------     ------------
     Total Increase ........................................................      16,815,663        8,871,321

Net Assets:
   Beginning of Period .....................................................      44,102,666       35,231,345
                                                                                ------------     ------------
   End of Period (including undistributed net investment income
       of $0 and $23,812, respectively) ....................................    $ 60,918,329     $ 44,102,666
                                                                                ============     ============
 1) Shares Issued and Redeemed:
   Issued ..................................................................       2,163,990        1,250,539
   In Lieu of Cash Distributions ...........................................         115,781           28,464
   Redeemed ................................................................      (1,544,092)        (809,005)
                                                                                ------------     ------------
   Net Increase in Shares Outstanding ......................................         735,679          469,998
                                                                                ============     ============


The accompanying notes are an integral part of the financial statements

UAM FUNDS                                  STERLING PARTNERS' BALANCED PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                                            Years Ended October 31,
                                            -------------------------------------------------------
                                              2000         1999       1998       1997        1996
                                            -------      -------    -------    -------      -------
Net Asset Value,
   Beginning of Period .................    $ 12.13      $ 12.81    $ 13.91    $ 12.55      $ 11.86
                                            -------      -------    -------    -------      -------

Income from Investment
   Operations:
   Net Investment Income ...............       0.33         0.34       0.33       0.32         0.34
   Net Realized and Unrealized Gain ....       0.21         0.28       0.52       2.32         1.38
                                            -------      -------    -------    -------      -------

   Total from Investment Operations ....       0.54         0.62       0.85       2.64         1.72
                                            -------      -------    -------    -------      -------

Distributions:
   Net Investment Income ...............      (0.35)       (0.32)     (0.34)     (0.31)       (0.36)
   Net Realized Gain ...................      (1.08)       (0.98)     (1.61)     (0.97)       (0.67)
                                            -------      -------    -------    -------      -------

     Total Distributions ...............      (1.43)       (1.30)     (1.95)     (1.28)       (1.03)
                                            -------      -------    -------    -------      -------

Net Asset Value, End of Period .........    $ 11.24      $ 12.13    $ 12.81    $ 13.91      $ 12.55
                                            =======      =======    =======    =======      =======

Total Return+ ..........................       5.28%        5.12%      6.58%     22.58%       15.52%
                                            =======      =======    =======    =======      ======

Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands) .........................    $49,503      $61,905    $78,544    $78,283      $58,691
Ratio of Expenses to Average
   Net Assets ..........................       1.12%        1.11%      1.11%      1.07%        1.03%
Ratio of Net Investment Income
   to Average Net Assets ...............       2.88%        2.55%      2.46%      2.47%        2.77%
Portfolio Turnover Rate ................        121%++        82%        82%       133%++        84%


 + Total return would have been lower had certain fees not been waived and assumed by the Advisor during the periods indicated.
++ The turnover rate was higher than normally anticipated due to increased shareholder activity within the Portfolio.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  STERLING PARTNERS' BALANCED PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                                               Years Ended October 31,
                                                 ---------------------------------------------------
                                                   2000       1999       1998       1997       1996
                                                 -------    -------    -------    -------    -------
Net Asset Value,
   Beginning of Period .......................   $ 16.42    $ 16.80    $ 18.70    $ 15.72    $ 13.69
                                                 -------    -------    -------    -------    -------

   Income from Investment
       Operations:
   Net Investment Income .....................      0.21       0.22       0.21       0.15       0.15
   Net Realized and Unrealized Gain ..........      0.50       1.30       0.60       4.55       3.01
                                                 -------    -------    -------    -------    -------
   Total from Investment Operations ..........      0.71       1.52       0.81       4.70       3.16
                                                 -------    -------    -------    -------    -------
Distributions:
   Net Investment Income .....................     (0.25)     (0.19)     (0.19)     (0.16)     (0.16)
   Net Realized Gain .........................     (1.94)     (1.71)     (2.52)     (1.56)     (0.97)
                                                 -------    -------    -------    -------    -------
     Total Distributions .....................     (2.19)     (1.90)     (2.71)     (1.72)     (1.13)
                                                 -------    -------    -------    -------    -------
Net Asset Value, End of Period ...............   $ 14.94    $ 16.42    $ 16.80    $ 18.70    $ 15.72
                                                 =======    =======    =======    =======    =======
Total Return+ ................................      5.51%      9.94%      4.34%     32.46%     24.76%
                                                 =======    =======    =======    =======    =======
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands) ...............................   $13,586    $41,858    $51,149    $49,886    $32,943
Ratio of Expenses to Average
   Net Assets ................................      1.00%      0.99%      0.99%      0.99%      0.99%
Ratio of Net Investment Income
   to Average Net Assets .....................      1.35%      1.24%      1.13%      0.86%      1.01%
Portfolio Turnover Rate ......................        67%        66%        51%        57%        78%


+ Total return would have been lower had certain fees not been waived and assumed by the Advisor during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                              STERLING PARTNERS'
                                                       SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                                           Years Ended              January 2,
                                                                           October 31,              1997*** to
                                                                -------------------------------     October 31,
                                                                  2000        1999        1998         1997
                                                                -------     -------     -------    -----------
Net Asset Value,
   Beginning of Period ...................................      $ 12.88     $ 11.93     $ 13.72     $ 10.00
                                                                -------     -------     -------     -------
Income from Investment
   Operations:
   Net Investment Income .................................         0.06        0.03          --        0.01
   Net Realized and Unrealized Gain (Loss) ...............         2.16        1.04       (1.35)       3.72
                                                                -------     -------     -------     -------
   Total from Investment Operations ......................         2.22        1.07       (1.35)       3.73
                                                                -------     -------     -------     -------
Distributions:
   Net Investment Income .................................        (0.07)      (0.02)         --       (0.01)
   Net Realized Gain .....................................        (0.38)      (0.10)      (0.44)         --
                                                                -------     -------     -------     -------
     Total Distributions .................................        (0.45)      (0.12)      (0.44)      (0.01)
                                                                -------     -------     -------     -------
Net Asset Value, End of Period ...........................      $ 14.65     $ 12.88     $ 11.93     $ 13.72
                                                                =======     =======     =======     =======
Total Return+ ............................................        17.77%       9.02%     (10.08)%     37.34%**
                                                                =======     =======     =======     =======
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands) ...........................................      $60,918     $44,103     $35,231     $19,888
Ratio of Expenses to Average
   Net Assets ............................................         1.26%       1.25%       1.25%       1.25%*
Ratio of Net Investment Income
   to Average Net Assets .................................         0.42%       0.22%       0.01%       0.06%*
Portfolio Turnover Rate ..................................           98%         50%         70%         50%


  *  Annualized
 **  Not Annualized
***  Commencement of Operations
  + Total return would have been lower had certain fees not been waived and assumed by the Advisor during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                          STERLING PARTNERS' PORTFOLIOS

--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS

     UAM Funds Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Sterling Partners' Balanced Portfolio, Sterling Partners' Equity Portfolio and the Sterling Partners' Small Cap Value Portfolio (the "Portfolios"), are portfolios of UAM Funds, Inc., which are diversified, open-end management investment companies. At October 31, 2000, the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolios. The objectives of the portfolios are as follows:

     The Sterling Partners' Balanced Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing in a balanced portfolio of common stocks and fixed income securities.

     The Sterling Partners' Equity Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing primarily in common stocks.

     The Sterling Partners' Small Cap Value Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities of smaller companies, in terms of market capitalization.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Accounting principles generally accepted in the United States of America may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which use information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and

UAM FUNDS                                          STERLING PARTNERS' PORTFOLIOS

--------------------------------------------------------------------------------

     various relationships between securities in determining value. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

          2. Federal Income Taxes: It is each Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolios' custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, each Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Distributions to Shareholders: Each Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for the timing of the recognition of gains or losses on investments.

UAM FUNDS                                          STERLING PARTNERS' PORTFOLIOS

--------------------------------------------------------------------------------

          Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications as follows:

                                               Undistributed       Accumulated
                                               Net Investment      Net Realized
Sterling Partners' Portfolios                      Income           Gain (Loss)
-----------------------------                  --------------      ------------

Balanced .....................................    $ 2,063            $ (2,063)
Equity .......................................      9,405              (9,405)
Small Cap Value ..............................     13,418             (13,418)

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets, if any, for custodian balance credits.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Sterling Capital Management Corporation (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to each Portfolio at a fee calculated at an annual rate of 0.75% of average daily net assets for the Sterling Partners' Balanced and Sterling Partners' Equity Portfolios and an annual rate of 1.00% of average daily net assets for the Sterling Partners' Small Cap Value Portfolio. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.11%, 0.99% and 1.25% of average daily net assets for the Sterling Partners' Balanced Portfolio, the Sterling Partners' Equity Portfolio and the Sterling Partners' Small Cap Value Portfolio, respectively. Old Mutual, Plc. gained control of United Asset Management on September 26, 2000.

UAM FUNDS                                          STERLING PARTNERS' PORTFOLIOS

--------------------------------------------------------------------------------

     C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, DST Systems, Inc., ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolios.

     Pursuant to the Agreement, the Portfolios pay the Administrator 0.093%, 0.093% and 0.073% per annum of the average daily net assets of the Sterling Partners' Balanced, Sterling Partners' Equity and Sterling Partners' Small Cap Value Portfolios, respectively, plus an annual base fee of $72,500 per Portfolio and a fee based on the number of active shareholder accounts.

     For the year ended October 31, 2000, the Administrator earned the following amounts from the Portfolios and paid the following to SEI, DST and UAMSSC for their services:

                                                   Portion   Portion   Portion
                                  Administration   Paid to   Paid to   Paid to
Sterling Partners' Portfolios          Fees          SEI       DST     UAMSSC
-----------------------------     --------------   -------   -------   -------

Balanced ........................    $132,111      $50,944   $17,866   $12,614
Equity ..........................     108,363       43,682    17,637    11,445
Small Cap Value .................     127,626       50,070    21,859    16,226

     D. Custodian: The Chase Manhattan Bank is custodian for the Portfolios' assets held in accordance with the custodian agreement.

     E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolios. The Distributor does not receive any fee or other compensation with respect to the Portfolios.

     F. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     G. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

UAM FUNDS                                          STERLING PARTNERS' PORTFOLIOS

--------------------------------------------------------------------------------

     H. Purchases and Sales: For the year ended October 31, 2000, purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

Sterling Partners' Portfolios                        Purchases         Sales
-----------------------------                       -----------    -----------
Balanced .........................................  $32,340,817    $41,811,870
Equity ...........................................   17,344,958     44,742,333
Small Cap Value ..................................   54,762,302     46,047,163

     Purchases and sales of long-term and short-term U.S. Government and Agency Securities were $25,674,509 and $27,647,068, respectively, for the Sterling Partners' Balanced Portfolio. There were no purchases or sales of long-term U.S. Government securities for the Sterling Partners' Equity Portfolio and Sterling Partners' Small Cap Value Portfolio.

     I. Line of Credit: The Portfolios, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the year ended October 31, 2000, the Portfolios had no borrowings under the agreement

     J. Other: At October 31, 2000, the percentage of total shares outstanding were held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                       No. of           %
Sterling Partners' Portfolios                       Shareholders    Ownership
-----------------------------                       ------------    ---------
Balanced .........................................       3             50%
Equity ...........................................       2             48%
Small Cap Value ..................................       1             26%

     K. Subsequent Events: On December 14, 2000, the Board of Directors of
UAM Funds, Inc. approved the liquidation of Sterling Partners' Equity Portfolio pending shareholder approval at a special meeting of shareholders to be held on or about January 16, 2001.

UAM FUNDS                                          STERLING PARTNERS' PORTFOLIOS

--------------------------------------------------------------------------------

     On December 14, 2000, the Board of Directors of UAM Funds, Inc. approved an agreement and plan of reorganization and liquidation between UAM Funds, Inc. and the Advisors Inner Circle Fund whereby the Sterling Partners' Balanced portfolio and Small Cap Portfolio will be reorganized into corresponding portfolios of the Advisors Inner Circle Fund. The Agreement and Plan Reorganization and liquidation is subject to shareholder approval at a special meeting of shareholders to be held on or about January 31, 2001.

In addition, the Board of Directors of UAM Funds, Inc. approved interim and investment advisory agreements between Sterling Capital Management Company LLC and each of the Sterling Partners' Small Cap Value and Balanced Portfolios pending shareholder approval at a special meeting of shareholders to be held on or about January 31, 2001. Such approvals were necessitated by the anticipated purchase of the advisory business of Sterling Capital Management Company by Sterling Capital Management Company LLC.

UAM FUNDS                                          STERLING PARTNERS' PORTFOLIOS

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
UAM Funds, Inc. and Shareholders of
Sterling Partners' Balanced Portfolio
Sterling Partners' Equity Portfolio
Sterling Partners' Small Cap Value Portfolio

     In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Sterling Partners' Balanced Portfolio, Sterling Partners' Equity Portfolio and Sterling Partners' Small Cap Value Portfolio (the "Portfolios"), each a portfolio of UAM Funds, Inc., at October 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.



PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
December 20, 2000

UAM FUNDS                                          STERLING PARTNERS' PORTFOLIOS

--------------------------------------------------------------------------------

Federal Income Tax Information (Unaudited):

On October 31, 2000, each Portfolio hereby designates the following amount as long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.


     Sterling Partners' Portfolios
     -----------------------------

     Balanced .............................................. $5,392,073
     Equity ................................................  4,904,103
     Small Cap .............................................         --

For the year ended October 31, 2000, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders for the Sterling Partners' Balanced, Sterling Partners' Equity and Sterling Partners' Small Cap Value Portfolios, is 47.8%, 100.0% and 31.8%, respectively.

For the year ended October 31, 2000, the percentage of income earned from direct Treasury obligations for Sterling Partners' Balanced Portfolio was 24.6%.

                                      NOTES

UAM FUNDS                                          STERLING PARTNERS' PORTFOLIOS
                                                   OCTOBER 31, 2000
--------------------------------------------------------------------------------

Officers and Directors

James. F. Orr, III                             William H. Park
Director, President and Chairman               Vice President

John T. Bennett, Jr.                           Gary L. French
Director                                       Treasurer

Nancy J. Dunn                                  Robert J. Della Croce
Director                                       Assistant Treasurer

Philip D. English                              Linda T. Gibson, Esq.
Director                                       Secretary

William A. Humenuk                             Martin J. Wolin, Esq.
Director                                       Assistant Secretary

James P. Pappas                                Theresa DelVecchio
Vice President                                 Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Sterling Capital Management Company
One First Union Center
301 S. College Street
Suite 3200
Charlotte, NC 28202

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                     -------------------------------------------
                                      This report has been prepared for
                                      shareholders and may be distributed to
                                      others only if preceded or accompanied by
                                      a current prospectus.
                                     -------------------------------------------

                              [LOGO OF UAM FUNDS]

Supplement dated October 27, 2000, to the Annual Report of the Financials for the Sterling Partners' Balanced Portfolio.

    The Annual Report is hereby supplemented to reflect the following:

    On October 27, 2000, there was a Special Meeting of Shareholders of the Fund, at which the shareholders of the Portfolio voted on the listed proposals. The following were the results of the vote:

                                                       For:    Against: Abstain:
                                                    ---------- -------- --------
1.To elect the Trustees/Directors.
  01) John T. Bennett, Jr.......................... 19,010,168     --   451,579
  02) Nancy J. Dunn................................ 19,032,354     --   429,393
  03) William A. Humenuk........................... 19,032,469     --   429,278
  04) Philip D. English............................ 19,032,469     --   429,278
  05) James F. Orr, III............................ 19,030,371     --   431,371

2.To approve the proposed change of the investment objective of the Fund from fundamental to non-fundamental.

                                                     3,599,984  17,444      --

3.To approve the proposed changes to the Fund's fundamental investment restrictions.

  a) Diversification of Investments:...............  3,599,984     --    17,444
  b) Borrowing:....................................  3,598,152   1,832   17,444
  c) Issuing of Senior Securities:.................  3,599,984     --    17,444
  d) Underwriting:.................................  3,599,984     --    17,444
  e) Industry Concentration:.......................  3,599,984     --    17,444
  f) Investment in Real Estate:....................  3,599,984     --    17,444
  g) Commodities:..................................  3,599,984     --    17,444
  h) Lending:......................................  3,598,152   1,832   17,444
  i) Illiquid Securities:..........................  3,599,984     --    17,444
  j) Control or Management:........................  3,599,984     --    17,444
  k) Unseasoned Issuers:...........................  3,598,152   1,832   17,444
  l) Borrowing exceeding 5%:.......................  3,599,984     --    17,444
  m) Pledging:.....................................  3,599,984     --    17,444
  n) Margin Purchases and Short Sales:.............  3,599,984     --    17,444

                                                      For:    Against: Abstain:
                                                   ---------- -------- --------
  o) Directors' Ownership of Shares:..............  3,599,984     --    17,444
  p) Interest in Oil, Gas or Other Mineral
     Exploration or Development Programs:.........  3,599,984     --    17,444
  q) Futures and Options:.........................  3,599,984     --    17,444

4.To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors.

                                                    3,670,611     --       --

5.To approve an Interim Investment Advisory Agreement between each Fund and its investment adviser.

                                                    3,653,168  17,443      --

6.To approve an Investment Advisory Agreement between the Fund and its investment adviser, subject to completion of the merger between United Asset
Management Corporation and Old Mutual Plc.

                                                    3,653,168  17,443      --

Supplement dated October 27, 2000, to the Annual Report of the Financials for the Sterling Partners' Equity Portfolio.

    The Annual Report is hereby supplemented to reflect the following:

    On October 27, 2000, there was a Special Meeting of Shareholders of the
    Fund, at which the shareholders of the Portfolio voted on the listed proposals. The following were the results of the vote:

                                                      For:    Against: Abstain:
                                                   ---------- -------- --------
1.To elect the Trustees/Directors.
  06) John T. Bennett, Jr......................... 19,010,168     --   451,579
  07) Nancy J. Dunn............................... 19,032,354     --   429,393
  08) William A. Humenuk.......................... 19,032,469     --   429,278
  09) Philip D. English........................... 19,032,469     --   429,278
  10) James F. Orr, III........................... 19,030,371     --   431,371

2.To approve the proposed change of the investment objective of the Fund from fundamental to non-fundamental

                                                      825,646     629  168,267

3.To approve the proposed changes to the Fund's fundamental investment restrictions.

                                                       For:   Against: Abstain:
                                                      ------- -------- --------
  a) Diversification of Investments:................. 825,823   --     168,719
  b) Borrowing:...................................... 825,823   --     168,719
  c) Issuing of Senior Securities:................... 825,823   --     168,719
  d) Underwriting:................................... 825,823   --     168,719
  e) Industry Concentration:......................... 825,823   --     168,719
  f) Investment in Real Estate:...................... 825,823   --     168,719
  g) Commodities:.................................... 825,823   --     168,719
  h) Lending:........................................ 825,823   --     168,719
  i) Illiquid Securities:. .......................... 825,823   --     168,719
  j) Control or Management:.......................... 825,823   --     168,719
  k) Unseasoned Issuers:............................. 825,823   --     168,719
  l) Borrowing exceeding 5%:......................... 825,823   --     168,719
  m) Pledging:....................................... 825,823   --     168,719
  n) Margin Purchases and Short Sales:............... 825,823   --     168,719
  o) Directors' Ownership of Shares:................. 825,823   --     168,719
  p) Interest in Oil, Gas or Other Mineral
     Exploration or Development Programs:............ 825,823   --     168,719
  q) Futures and Options:............................ 825,823   --     168,719

4.To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors

                                                      874,180   136    168,266

5.To approve an Interim Investment Advisory Agreement between each Fund and its investment adviser

                                                      873,357   959    168,266

6.To approve an Investment Advisory Agreement between the Fund and its investment adviser, subject to completion of the merger between United Asset
Management Corporation and Old Mutual Plc

                                                      873,357   959    168,266

Supplement dated October 27, 2000, to the Annual Report of the Financials for the Sterling Partners' Small Cap Value Portfolio.

    The Annual Report is hereby supplemented to reflect the following:

    On October 27, 2000, there was a Special Meeting of Shareholders of the Fund, at which the shareholders of the Portfolio voted on the listed proposals. The following were the results of the vote:

                                                      For:    Against: Abstain:
                                                   ---------- -------- --------
1. To elect the Trustees/Directors.
  11) John T. Bennett, Jr......................... 19,010,168     --   451,579
  12) Nancy J. Dunn............................... 19,032,354     --   429,393
  13) William A. Humenuk.......................... 19,032,469     --   429,278
  14) Philip D. English........................... 19,032,469     --   429,278
  15) James F. Orr, III........................... 19,030,371     --   431,371

2.To approve the proposed change of the investment objective of the Fund from fundamental to non-fundamental.

                                                    1,525,534  28,032    7,241

3.To approve the proposed changes to the Fund's fundamental investment restrictions.

  a) Diversification of Investments:..............  1,527,417  25,216    8,175
  b) Borrowing:...................................  1,527,417  25,216    8,175
  c) Issuing of Senior Securities: ...............  1,527,417  25,216    8,175
  d) Underwriting:................................  1,527,417  25,216    8,175
  e) Industry Concentration:......................  1,527,417  25,216    8,175
  f) Investment in Real Estate:...................  1,527,417  25,216    8,175
  g) Commodities:.................................  1,527,070  25,564    8,174
  h) Lending:.....................................  1,527,417  25,216    8,175
  i) Illiquid Securities:.........................  1,527,417  25,216    8,175
  j) Control or Management:.......................  1,527,417  25,216    8,175
  k) Unseasoned Issuers:..........................  1,527,417  25,216    8,175
  l) Borrowing exceeding 5%:......................  1,527,417  25,216    8,175
  m) Pledging:....................................  1,527,417  25,216    8,175
  n) Margin Purchases and Short Sales:............  1,527,417  25,216    8,175
  o) Directors' Ownership of Shares:..............  1,527,070  25,564    8,174
  p) Interest in Oil, Gas or Other Mineral
     Exploration or Development Programs:.........  1,527,417  25,216    8,175
  q) Futures and Options:.........................  1,527,070  25,564    8,174

4.To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors

                                                    2,143,174   4,263    5,146

5.To approve an Interim Investment Advisory Agreement between each Fund and its investment adviser

       For:    Against: Abstain:
     --------- -------- --------
     2,147,437   --      5,146

6.To approve an Investment Advisory Agreement between the Fund and its investment adviser, subject to completion of the merger between United Asset
Management Corporation and Old Mutual Plc

     2,147,437   --      5,146

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